Statutory Reserves	12 Months Ended
Sep. 30, 2017
Statutory Reserves [Abstract]
STATUTORY RESERVES

NOTE 20. STATUTORY RESERVES

Under PRC law, Softech and Kingtone Information are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The entities are required to allocate at least 10% of their after tax profits on individual company basis as determined under PRC GAAP to the general reserve and have the right to discontinue allocations to the general reserve if such reserve has reached 50% of registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of the entity. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends.

As of September 30, 2017, the Company had appropriated US$426,051, and as of 2016 and 2015, the Company had appropriated US$444,318 and US$0.00, respectively, in its statutory reserves.